CONVERTIBLE NOTES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Apr. 30, 2023
Short-Term Debt [Line Items]
Debt Instrument, Convertible, Conversion Price		$ 3.70
Convertible Notes [Member]
Short-Term Debt [Line Items]
Loans outstanding amount	$ 3,075,000
Debt Instrument, Interest Rate During Period	10.00%
Debt Instrument, Maturity Date, Description	mature in 6 months from the issuance of the applicable note.
Debt Instrument, Convertible, Conversion Price	$ 3.70